Cover	Mar. 13, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Report”) amends the Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 19, 2026 (the “Original 8-K”) by Richtech Robotics Inc. (the “Company”) disclosing that on (i) March 17, 2026, the Audit Committee (the “Committee”) of the Board of Directors (the “Board”) and the Board of the Company terminated Bush & Associates CPA LLC (“Bush & Associates”) as the Company’s independent registered accounting firm and (ii) on March 13, 2026, approved and ratified by the Committee and the Board, the Company engaged CBIZ CPAs P.C. (“CBIZ”) as the Company’s independent registered public accounting firm to audit the Company’s financial statements for the fiscal year ending September 30, 2026 and to review the Company’s quarterly financial statements for the quarters ending March 31, 2026 and June 30, 2026. This Report is being filed to disclose that the Company has received a copy of Bush & Associates’ letter, and the Company is filing a copy of this letter pursuant to Regulation S-K Item 304(a)(3).
Document Period End Date	Mar. 13, 2026
Entity File Number	001-41866
Entity Registrant Name	Richtech Robotics Inc.
Entity Central Index Key	0001963685
Entity Tax Identification Number	88-2870106
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2975 Lincoln Rd
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89115
City Area Code	866
Local Phone Number	236-3835
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, par value $0.0001 per share
Trading Symbol	RR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false